12. Capital Securities (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Proceeds from Issuance of Trust Preferred Securities	$ 7,500
Trust Preferred Securities subject to mandatory redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Percentage of Capital Issued (in hundredths)	9.25%